Shareholders equity (Tables)	3 Months Ended
Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of share capital
	Common shares	Amount
	#	$
Balance – December 31, 2022	4,855,876	293,410

	-	-
Balance – March 31, 2023	4,855,876	293,410

Summary of assumptions to determine share-based compensation costs over the life of awards

	March 31, 2023	March 31, 2022
Expected dividend yield	$0.00	$0.00
Expected volatility	104.46%	115.75%
Risk-free annual interest rate	3.56%	1.59%
Expected life (years)	5.45	5.72
Share price	$3.75	$8.88
Exercise price	$3.75	$8.88
Grant date fair value	$2.99	$7.47

Summary of number and weighted average exercise prices of share options

	Stock options	Weighted average exercise price
	#	$
Balance – December 31, 2022	42,030	20.05
Granted	14,000	3.75
Balance – March 31, 2023	56,030	15.98

	Stock options	Weighted average exercise price
	#	$
Balance – December 31, 2021	43,455	22.00
Granted	2,000	8.88
Cancelled / Forfeited	(2,399)	10.98
Balance – March 31, 2022	43,056	21.95